Bond Payables	12 Months Ended
Dec. 31, 2019
Bond Payables
Bond Payables

Note 16. Bond Payables

In August 2019, a subsidiary completed a public issue of bonds with an aggregate nominal amount of $36,511  (€25,000), less commissions and issuance costs totaling $1,078 (€738). The bonds are redeemable in August 2026, interest payable in August each year at a nominal interest rate of 4.00% (or an effective interest rate at 4.41%) and secured by the Group's investment property and real estate held for sale under the German Law Mortgages and Pledges. To the extent that any sales of these properties, in whole or in part, cause the security to fall below a certain ratio, proceeds of said sale, up to an amount of the collateral shortfall, are required to be placed as cash collateral with the bond holder trustee until maturity. As at December 31, 2019, the carrying amount of the bond payables was $35,418 (nominal amount of $36,458 or €25,000).

For the movement of bond payables in the year ended December 31, 2019, see Note 25.

As at December 31, 2019, the contractual maturities of the bond payables are as follows:

Years ending December 31:	Principal	Interest	Total
2020	$—	$1,458	$1,458
2021	—	1,458	1,458
2022	—	1,458	1,458
2023	—	1,458	1,458
2024	—	1,458	1,458
Thereafter	36,458	2,916	39,374
	$36,458	$10,206	$46,664